Accounts Receivable (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Allowance for doubtful accounts receivable	$ 91,700	$ 69,100